ACCOUNTS RECEIVABLE - Disclosure of detailed information about accounts receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Royalty, derivative royalty, and stream receivables	$ 2,253	$ 2,482
GST and other recoverable taxes	251	325
Other receivables	12	4
Total accounts receivable	$ 2,516	$ 2,811